Income Tax Expense - Disclosure of Deferred Tax Assets Liability Adjustments (Detail) - AUD ($)	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Deferred tax assets not recognized comprises temporary differences attributable to:
Carried forward tax losses benefit	$ 34,854,437	$ 30,987,750	$ 32,044,352
Temporary differences	27,366	57,955	438,284
Total deferred tax assets not recognized	$ 34,881,803	$ 31,045,705	$ 32,482,636